UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09377
The Gabelli Blue Chip Value Fund

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli Blue Chip Value Fund
First Quarter Report
March 31, 2009
To Our Shareholders,
     The Gabelli Blue Chip Value Fund (the “Fund”) declined 6.60% during the first quarter versus declines of 10.98% and 13.15% for the Standard & Poor’s (“S&P”) 500 Index and the Lipper Large Cap Value Fund Average, respectively.
     Enclosed is the investment portfolio as of March 31, 2009.
Comparative Results
Average Annual Returns through March 31, 2009 (a)

									Since
									Inception
	Quarter		1 Year		3 Year		5 Year		(8/26/99)
Gabelli Blue Chip Value Fund Class AAA	(6.60)%		(33.24)%		(11.60)%		(2.95)%		(0.09)%
S&P 500 Index	(10.98)		(38.06)		(13.05)		(4.76)		(3.75)
Lipper Large Cap Value Average	(13.15)		(39.80)		(14.40)		(5.11)		(1.86)
Class A	(6.59)		(33.19)		(11.57)		(2.89)		(0.05)
	(11.96	)(b)	(37.03	)(b)	(13.30	)(b)	(4.03	)(b)	(0.66	)(b)
Class B	(6.77)		(33.67)		(12.25)		(3.62)		(0.47)
	(11.43	)(c)	(36.99	)(c)	(13.14	)(c)	(4.01	)(c)	(0.47)
Class C	(6.78)		(33.70)		(12.26)		(3.65)		(0.48)
	(7.71	)(d)	(34.36	)(d)	(12.26)		(3.65)		(0.48)
Class I	(6.48)		(33.00)		(11.38)		(2.69)		0.06
In the current prospectus the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.02%, 2.02%, 2.77%, 2.77%, and 1.77%, respectively. The net expense ratios in the current prospectus for these share classes are 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The Standard & Poor’s (“S&P”) 500 Index is an unmanaged indicator of stock market performance, while the Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

The Class AAA Shares net asset values (“NAVs”) per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003, and the Class I Shares on June 30, 2004.The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli Blue Chip Value Fund
Schedule of Investments — March 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 90.3%
	Aerospace — 2.8%
8,000	Boeing Co.	$284,640
5,000	General Dynamics Corp	207,950

		492,590

	Banking — 3.6%
44,876	Bank of America Corp.	306,054
12,000	JPMorgan Chase & Co.	318,960

		625,014

	Business Services — 2.1%
10,000	Alliance Data Systems Corp.†	369,500

	Cable — 1.8%
17,000	Cablevision Systems Corp., Cl. A	219,980
3,514	Time Warner Cable Inc.	87,151

		307,131

	Computer Hardware — 6.4%
4,000	Apple Inc.†	420,480
18,000	Cisco Systems Inc.†	301,860
4,000	International Business Machines Corp.	387,560

		1,109,900

	Computer Software and Services — 5.1%
18,000	Adobe Systems Inc.†	385,020
44,000	EMC Corp.†	501,600

		886,620

	Diversified Industrial — 3.8%
40,000	General Electric Co.	404,400
9,000	Honeywell International Inc.	250,740

		655,140

	Electronics — 6.5%
26,000	Applied Materials Inc.	279,500
30,000	Intel Corp.	451,500
24,000	Texas Instruments Inc.	396,240

		1,127,240

	Energy — 10.4%
5,000	Chevron Corp.	336,200
10,050	ConocoPhillips	393,558
8,000	Devon Energy Corp.	357,520
8,000	Exxon Mobil Corp.	544,800
8,000	Suncor Energy Inc.	177,680

		1,809,758

	Energy Services — 8.7%
23,000	ABB Ltd., ADR	320,620
5,000	Diamond Offshore Drilling Inc.	314,300
28,000	Halliburton Co.	433,160
10,000	National Oilwell Varco Inc.†	287,100
14,000	Weatherford International Ltd.†	154,980

		1,510,160

	Entertainment — 1.5%
14,000	Time Warner Inc.	270,200

	Financial Services — 14.5%
7,000	American Express Co.	95,410
20,000	Capital One Financial Corp.	244,800
2,000	CME Group Inc.	492,780
33,000	Discover Financial Services	208,230
2,000	PNC Financial Services Group Inc.	58,580
27,000	State Street Corp.	831,060
12,000	The Bank of New York Mellon Corp.	339,000
17,000	Wells Fargo & Co.	242,080

		2,511,940

	Food and Beverage — 1.3%
10,000	Kraft Foods Inc., Cl. A	222,900

	Health Care — 5.5%
3,000	Genzyme Corp.†	178,170
8,000	Johnson & Johnson	420,800
15,000	Schering-Plough Corp.	353,250

		952,220

	Metals and Mining — 1.8%
1,000	Freeport-McMoRan Copper & Gold Inc.	38,110
6,000	Newmont Mining Corp.	268,560

		306,670

	Paper and Forest Products — 0.6%
14,000	International Paper Co.	98,560

	Publishing — 1.2%
27,000	News Corp., Cl. B	207,900

	Retail — 2.4%
4,000	The Home Depot Inc.	94,240
9,000	Tiffany & Co.	194,040
5,000	Yum! Brands Inc.	137,400

		425,680

	Specialty Chemicals — 5.0%
20,000	E. I. du Pont de Nemours and Co.	446,600
5,000	Monsanto Co.	415,500

		862,100

	Telecommunications — 5.3%
18,000	AT&T Inc.	453,600
15,200	Verizon Communications Inc.	459,040

		912,640

	TOTAL COMMON STOCKS	15,663,863

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 9.7%
	U.S. Treasury Bills — 5.2%
$891,000	U.S. Treasury Bill, 0.081%††, 04/09/09	890,968

	U.S. Treasury Cash Management Bills — 4.5%
787,000	U.S. Treasury Cash Management Bills,
	0.050% to 0.160%††, 04/29/09 to 06/24/09	786,741

	TOTAL U.S. GOVERNMENT OBLIGATIONS	1,677,709

	TOTAL INVESTMENTS — 100.0%
	(Cost $22,028,361)	$17,341,572

	Aggregate book cost	$22,028,361

	Gross unrealized appreciation	$619,679
	Gross unrealized depreciation	(5,306,468)

	Net unrealized appreciation/(depreciation)	$(4,686,789)

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR American Depositary Receipt
See accompanying notes to schedule of investments.

2

The Gabelli Blue Chip Value Fund
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 — Quoted Prices	$15,663,863
Level 2 — Other Significant Observable Inputs	1,677,709

Total	$17,341,572

There were no Level 3 investments held at December 31, 2008 or March 31, 2009.
Statement of Financial Accounting Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” clarifies the financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. As of March 31, 2009, the Fund did not hold any derivative instruments.
2. Tax Information. At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $1,266,550, which are available to reduce future required distributions of net capital gains to shareholders through 2016.

3

The Gabelli Blue Chip Value Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 6:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.

Anthony J. Colavita
Attorney-at-Law
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Corp.

Mary E. Hauck
Former Senior Portfolio Manager
Gabelli-O’Connor Fixed Income
Mutual Fund Management Co.

Werner J. Roeder, MD
Medical Director
Lawrence Hospital
Officers and Portfolio Manager

Barbara G. Marcin, CFA
Portfolio Manager

Peter D. Goldstein
Chief Compliance Officer

Bruce N. Alpert
President

Agnes Mullady
Secretary and Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
The
Gabelli
Blue Chip
Value
Fund
FIRST QUARTER REPORT
MARCH 31, 2009
GAB402Q109SR

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Blue Chip Value Fund

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer
Date 5/29/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer
Date 5/29/09

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer
Date 5/29/09

*	Print the name and title of each signing officer under his or her signature.